Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Company's required future principal payments
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of December 31, 2021 (in thousands):

As of December 31, 2021
2023	$4,444
2024	6,667
2025	6,667
2026	2,222

Required future principal payments	$20,000
Unamortized debt discount	(1,240)

Non-current term loans, net as of December 31, 2021	$18,760